Other current liabilities - Narrative (Details) $ in Millions	Jun. 30, 2025 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Current accrued acquisition expense	$ 3.0
Current collaboration and license agreement	4.2
Current value added tax payables	$ 6.0